GOODWILL AND INTANGIBLE ASSETS, NET, Costs and Accumulated Amortization of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	€ 2,153.6	€ 2,313.3	€ 2,297.5	€ 2,213.1
Gross Value [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,339.8	2,484.2	2,465.0
Accumulated Depreciation [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(186.2)	(170.9)	(167.5)
Goodwill [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,047.8	2,199.2	2,178.4	2,092.2
Goodwill [Member] | Gross Value [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,047.8	2,199.2	2,178.4
Goodwill [Member] | Accumulated Depreciation [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	0.0	0.0	0.0
Licenses, Patents and Trademarks [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	42.1	43.6	45.5	46.5
Licenses, Patents and Trademarks [Member] | Gross Value [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	103.0	103.9	103.4
Licenses, Patents and Trademarks [Member] | Accumulated Depreciation [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(60.9)	(60.3)	(57.9)
Software [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	18.7	15.7	19.9	22.9
Software [Member] | Gross Value [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	98.4	90.1	109.9
Software [Member] | Accumulated Depreciation [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(79.7)	(74.4)	(90.0)
Other [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	45.0	54.8	53.7	€ 51.5
Other [Member] | Gross Value [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	90.6	91.0	73.3
Other [Member] | Accumulated Depreciation [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	€ (45.6)	€ (36.2)	€ (19.6)